Accrued Expenses and Other Liabilities - Schedule Of Accrued Expenses and Other Liabilities (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses And Other Liabilities [Line items]
Accrued severance	$ 452,579
Continuing Operations [Member]
Accrued Expenses And Other Liabilities [Line items]
Accrued compensation	790,332	$ 916,934
Accrued severance	452,579	0
Accrued stock-based compensation	48,698	0
Other accrued expenses	303,825	27,639
Accrued expenses and other liabilities	1,595,434	$ 944,573
Discontinued Operations [Member]
Accrued Expenses And Other Liabilities [Line items]
Other accrued expenses	468,652
Accrued expenses and other liabilities	$ 468,652